Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total	$ 55,083	$ 62,623
Less: accumulated depreciation	(30,481)	(31,790)
Property plant and equipment excluding construction in progress, Total	24,602	30,833
Construction in progress	1,343	34
Net book value	25,945	30,867
Buildings
Property, Plant and Equipment [Line Items]
Total	54,618	54,682
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total	50	16
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	335	7,845
Motor vehicle
Property, Plant and Equipment [Line Items]
Total	$ 80	$ 80